Inventories (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventories
Inventories are summarized as follows (in thousands):

	March 31, 2021	December 31, 2020
Food, treats and supplements	$4,439	$4,987
Inventory packaging and supplies	503	596

Total Inventories	4,942	5,583
Inventory reserve	(360)	(714)
Inventories, net	$4,582	$4,869

Inventories are summarized as follows (in thousands):

	December 31, 2020	December 31, 2019
Food, treats and supplements	$4,987	$6,425
Inventory packaging and supplies	596	504
Other products and accessories	—	73
Total inventories	5,583	7,002
Inventory reserve	(714)	(422)
Inventories, net	$4,869	$6,580